Label	Element	Value
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 2.72 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.20%
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 544.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 571.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)